Other non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	£ 110	£ 45
Non-current tax assets	6	6
Prepayments	0	5
Accrued income	187	237
Other non-current assets	£ 303	£ 293